FINANCING INCOME, NET (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Income, Nonoperating [Abstract]
Short-term interest income, (expenses) commissions and other		$ (895)	$ (944)	$ 64
Gains (loss) in respect of marketable securities and other investments		4,375	(241)	166
Interest expenses in respect of long-term loans		(1,299)	(1,666)	(528)
Interest income in respect of deposits		302	500	640
Income (expenses) related to taxes positions		(501)	203	210
Exchange rate differences and others, net		(1,350)	(491)	684
Income (expenses) in respect of changes in Obligation to purchase non-controlling interests	[1]	848	3,215	(519)
Financing income, net		$ 1,480	$ 576	$ 717

[1]	See Note 1Y